Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2025 Portfolio℠
September 30, 2023
VIPF2025-NPRT3-1123
1.822350.118
Domestic Equity Funds - 26.6%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	345,317	15,525,467
VIP Equity-Income Portfolio Initial Class (a)	530,774	12,717,349
VIP Growth & Income Portfolio Initial Class (a)	670,088	17,375,372
VIP Growth Portfolio Initial Class (a)	300,155	25,567,181
VIP Mid Cap Portfolio Initial Class (a)	119,203	4,027,885
VIP Value Portfolio Initial Class (a)	496,977	9,005,215
VIP Value Strategies Portfolio Initial Class (a)	289,918	4,487,924
TOTAL DOMESTIC EQUITY FUNDS (Cost $58,274,217)		88,706,393

International Equity Funds - 26.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	3,176,093	31,506,846
VIP Overseas Portfolio Initial Class (a)	2,403,025	55,581,968
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $79,003,760)		87,088,814

Bond Funds - 47.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,384,276	39,239,272
Fidelity International Bond Index Fund (a)	1,271,534	11,291,223
Fidelity Long-Term Treasury Bond Index Fund (a)	1,934,683	17,624,958
VIP High Income Portfolio Initial Class (a)	1,204,220	5,515,327
VIP Investment Grade Bond II Portfolio - Initial Class (a)	9,028,604	83,153,441
TOTAL BOND FUNDS (Cost $175,170,450)		156,824,221

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $674,368)	674,368	674,368

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $313,122,795)	333,293,796
NET OTHER ASSETS (LIABILITIES) - 0.0%	(32,441)
NET ASSETS - 100.0%	333,261,355

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	36,511,027	10,015,557	6,883,681	34,139	(199,070)	(204,561)	39,239,272
Fidelity International Bond Index Fund	10,731,106	2,779,556	2,290,627	131,717	(32,612)	103,800	11,291,223
Fidelity Long-Term Treasury Bond Index Fund	17,712,275	6,317,133	4,657,191	400,604	(595,429)	(1,151,830)	17,624,958
VIP Contrafund Portfolio Initial Class	15,077,751	2,831,695	5,122,634	142,325	25,228	2,713,427	15,525,467
VIP Emerging Markets Portfolio Initial Class	32,281,998	10,400,643	11,727,828	52,885	(619,103)	1,171,136	31,506,846
VIP Equity-Income Portfolio Initial Class	13,510,784	2,476,777	3,543,241	-	114,969	158,060	12,717,349
VIP Government Money Market Portfolio Initial Class 5.09%	2,318,777	3,930,898	5,575,307	98,745	-	-	674,368
VIP Growth & Income Portfolio Initial Class	17,483,246	3,536,980	5,073,109	62,634	274,556	1,153,699	17,375,372
VIP Growth Portfolio Initial Class	23,679,396	5,809,063	8,436,978	157,529	(96,719)	4,612,419	25,567,181
VIP High Income Portfolio Initial Class	5,371,623	1,043,627	1,108,099	3,583	(21,439)	229,615	5,515,327
VIP Investment Grade Bond II Portfolio - Initial Class	75,863,833	23,426,226	15,162,797	24,275	(58,701)	(915,121)	83,153,440
VIP Mid Cap Portfolio Initial Class	4,216,413	796,317	1,148,339	9,628	34,344	129,150	4,027,885
VIP Overseas Portfolio Initial Class	54,540,086	11,056,499	13,778,343	-	(781,354)	4,545,080	55,581,968
VIP Value Portfolio Initial Class	9,741,854	1,617,823	3,202,195	-	435,148	412,585	9,005,215
VIP Value Strategies Portfolio Initial Class	4,828,725	884,039	1,630,479	11,294	227,427	178,212	4,487,924
	323,868,894	86,922,833	89,340,848	1,129,358	(1,292,755)	13,135,671	333,293,795

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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